Revenues (Details) - Schedule of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (Details) - Schedule of revenue [Line Items]
Total	$ 3,399	$ 7,018	$ 4,910
Printers rental		52	190
Total revenue	3,399	7,070	5,100
Consumables [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	554	650	190
Support services [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	654	598	400
Sales of printers [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	$ 2,191	$ 5,770	$ 4,320